Fair value gain (loss) on embedded derivatives - Schedule of Embedded Derivatives (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Embedded derivatives [Abstract]
Fair value gain (loss) on embedded derivatives	$ 322,000	$ (2,895,000)	$ 1,871,000	$ 11,250,000
Fair value change in embedded derivative	$ 322,000	$ (2,895,000)	$ 1,871,000	$ 11,250,000